Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
Balance as of January 1	¥ 819,725	¥ 554,232
Change of valuation allowance	178,421	265,493
Balance as of December 31	¥ 998,146	¥ 819,725